UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08059

Cohen & Steers Realty Focus Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS REALTY FOCUS FUND, INC.

Schedule of Investments

September 30, 2006 (Unaudited)

	Number of Shares	Value

COMMON STOCK 94.6%
DIVERSIFIED 4.1%
Colonial Properties Trust	77,523	$3,706,375
Cousins Properties	126,500	4,327,565
		8,033,940
HEALTH CARE 2.5%
Senior Housing Properties Trust	226,900	4,842,046
HOTEL 10.7%
Hilton Hotels Corp.	86,500	2,409,025
Host Hotels & Resorts	341,953	7,840,982
Starwood Hotels & Resorts Worldwide	95,800	5,478,802
Strategic Hotels & Resorts	266,500	5,298,020
		21,026,829
OFFICE 32.2%
Alexandria Real Estate Equities	49,500	4,643,100
Boston Properties	37,800	3,906,252
Brookfield Properties Corp.	258,650	9,135,518
Equity Office Properties Trust	346,199	13,764,872
Forest City Enterprises	140,300	7,618,290
Mack-Cali Realty Corp.	165,400	8,567,720
Maguire Properties	143,100	5,829,894
Parkway Properties	153,300	7,126,917
Thomas Properties Group	225,200	2,893,820
		63,486,383
OFFICE/INDUSTRIAL 3.9%
EastGroup Properties	116,500	5,808,690
Liberty Property Trust	41,200	1,968,948
		7,777,638

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	Number of Shares	Value

RESIDENTIAL 26.7%
APARTMENT 25.3%
Apartment Investment & Management Co.	151,200	$8,226,792
AvalonBay Communities	80,900	9,740,360
BRE Properties	126,500	7,555,845
Equity Residential	224,300	11,345,094
Essex Property Trust	45,100	5,475,140
Post Properties	156,200	7,422,624
		49,765,855
MANUFACTURED HOME 1.4%
Sun Communities	87,000	2,780,520
TOTAL RESIDENTIAL		52,546,375
SELF STORAGE 7.7%
Extra Space Storage	306,600	5,307,246
Public Storage	54,260	4,665,818
U-Store-It Trust	244,800	5,253,408
		15,226,472
SHOPPING CENTER 6.8%
COMMUNITY CENTER 3.9%
Federal Realty Investment Trust	104,500	7,764,350
REGIONAL MALL 2.9%
Macerich Co.	66,800	5,100,848
Mills Corp.	38,410	641,831
		5,742,679
TOTAL SHOPPING CENTER		13,507,029
TOTAL COMMON STOCK (Identified cost—$159,632,142)		186,446,712

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		Principal Amount	Value

COMMERCIAL PAPER 1.8%
San Paolo U.S. Finance Co., 4.15%, due 10/2/06 (Identified cost—$3,450,602)		$3,451,000	$3,450,602

TOTAL INVESTMENTS (Identified cost—$163,082,744)	96.4%		189,897,314

OTHER ASSETS IN EXCESS OF LIABILITIES	3.6%		7,108,728

NET ASSETS	100.0%		$197,006,042

Note: Percentages indicated are based on the net assets of the fund.

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Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY FOCUS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
Name: Adam M. Derchin		Name: Jay J. Chen
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: November 20, 2006